Financial instruments - Forward exchange contracts (Details) - Forward exchange contract € in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)
Disclosure of financial assets [line items]
Hedge ineffectiveness	$ 0
Cash flow hedges
Disclosure of financial assets [line items]
Notional amount | €		€ 12.2		€ 18.4
Negative fair value	$ 600,000		$ 400,000